Long-term debt (Details 1) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended
	Dec. 31, 2009 CAD	Dec. 31, 2011 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2011 6.250% 10-year Notes (A) [Member]	Dec. 31, 2009 6.250% 10-year Notes (A) [Member] CAD	Dec. 31, 2009 6.250% 10-year Notes (A) [Member] USD ($)	Dec. 31, 2011 5.750% 5-year Notes (A) [Member]	Dec. 31, 2009 5.750% 5-year Notes (A) [Member] CAD	Sep. 30, 2011 5.750% 5-year Notes (A) [Member] CAD	Dec. 31, 2009 5.750% 5-year Notes (A) [Member] USD ($)	Dec. 31, 2011 6.500% 10-year Notes (A) [Member]	Dec. 31, 2009 6.500% 10-year Notes (A) [Member] CAD	Dec. 31, 2009 6.500% 10-year Notes (A) [Member] USD ($)
Summarized principal amount, carrying amount and cost to redeem repurchased debt
Maturity				Oct. 01, 2011			May 01, 2013				May 01, 2018
Principal amount in USD			$ 478			$ 154				$ 299			$ 25
Carrying amount	555				184			343	107			28
Cost to redeem in CDN	572				185			359				28
Capital lease obligations included in long-term debt
2012		28
2013		29
2014		162
2015		14
2016		14
Thereafter		180
Total minimum lease payments		427
Less: Imputed interest		(139)
Present value of minimum lease payments		288
Less: Current portion		(8)
Long-term portion of capital lease obligations		280